Condensed consolidated statement of changes in equity - EUR (€) € in Millions		Total		Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [member]	Shareholders' [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2016		€ 47,863		€ 16,989	€ 5,897	€ 24,371	€ 47,257	€ 606
Net change in fair value of equity instruments at fair value through other comprehensive income	[1]	0
Unrealised revaluations available-for-sale investments and other revaluations		(103)	[1]		(108)		(108)	5
Net change in fair value of debt instruments at fair value through other comprehensive income	[1]	0
Realised gains/losses transferred to the statement of profit or loss		(71)	[1]		(69)		(69)	(2)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	[1]	0
Changes in cash flow hedge reserve		(397)	[1]		(395)		(395)	(2)
Realised and unrealised revaluations property in own use		(5)	[1]		(5)		(5)
Remeasurement of the net defined benefit asset/liability		10	[1]		10		10
Exchange rate differences and other		(436)	[1]		(459)		(459)	23
Share of other comprehensive income of associates and joint ventures and other income		3	[1]		94	(91)	3
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	[1]	0
Total amount recognised directly in other comprehensive income		(999)			(932)	(91)	(1,023)	24
Net result		3,024	[1]			2,980	2,980	44
Total comprehensive income		2,025	[1]		(932)	2,889	1,957	68
Dividends		(1,632)				(1,632)	(1,632)
Changes in treasury shares		(2)			(2)		(2)
Employee stock option and share plans		36		54		(18)	36
Balance at Jun. 30, 2017		48,290		17,043	4,963	25,610	47,616	674
Balance (Previously stated [member]) at Dec. 31, 2017		49,144		17,045	4,362	27,022	48,429	715
Balance (Effect of change in accounting policy [member]) at Dec. 31, 2017	[2]	(1,057)			(653)	(390)	(1,043)	(14)
Balance at Dec. 31, 2017		49,144	[1]	17,045	3,709	26,632	47,386	700
Net change in fair value of equity instruments at fair value through other comprehensive income		(161)	[1]		(165)	4	(161)
Unrealised revaluations available-for-sale investments and other revaluations	[1]	0
Net change in fair value of debt instruments at fair value through other comprehensive income		(43)	[1]		(44)		(44)	1
Realised gains/losses transferred to the statement of profit or loss	[1]	0
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss		(56)	[1]		(55)		(55)	(2)
Changes in cash flow hedge reserve		164	[1]		159		159	5
Realised and unrealised revaluations property in own use		(2)	[1]		(2)		(2)
Remeasurement of the net defined benefit asset/liability		6	[1]		6		6
Exchange rate differences and other		(304)	[1]		(278)		(278)	(26)
Share of other comprehensive income of associates and joint ventures and other income		4	[1]		95	(91)	4
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		75	[1]		75		75
Total amount recognised directly in other comprehensive income		(318)			(208)	(87)	(295)	(22)
Net result		2,656	[1]			2,605	2,605	51
Total comprehensive income		2,339	[1]		(208)	2,518	2,309	29
Dividends		(1,700)				(1,673)	(1,673)	(27)
Changes in treasury shares		(6)			(6)		(6)
Employee stock option and share plans		36		43		(7)	36
Changes in the composition of the group and other changes	[3]	(65)				(96)	(96)	31
Balance at Jun. 30, 2018		€ 48,691	[1]	€ 17,088	€ 3,495	€ 27,374	€ 47,957	€ 734

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.
[2]	Changes per type of Reserve components are presented in Note 1 'Accounting policies'.
[3]	Includes an amount for the redemption liability related to the acquisition of Payvision Holding B.V. and Makelaarsland B.V. that reduces the Retained earnings of the Group.